Interests in Subsidiaries, Associates and Others - Summary of Major Subsidiaries of the Company (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019
Maximum [Member] | Steelmaking and Steel Fabrication [member]
Disclosure of subsidiaries [line items]
Percentage of voting rights	50.00%